INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY	Composed as follows:
	June 30,	December 31,
	2023	2022
	USD in thousands
Raw materials and supplies	563	438
Work in progress	42	148
Finished goods	119	44
	724	630

	December 31,
	2022	2021
	USD in thousands
Raw materials and supplies	438	99
Work in progress	148	2
Finished goods	44	66
	630	167